SUMMARY PROSPECTUS January 31, 2014

AllianceBernstein Arizona Portfolio

Ticker: Class A–AAZAX; Class B–AAZBX; Class C–AAZCX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated January 31, 2014, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Portfolio’s Prospectus and other information about the Portfolio, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Portfolio. Unless otherwise noted, page number references refer to the current Prospectus for this Portfolio.

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INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Arizona personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 63 of the Prospectus, and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 147 of the Portfolio’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	3.00%(a)	1.00%(b)
Exchange Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	.45%	.45%	.45%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	1.00%
Other Expenses:
Transfer Agent	.03%	.03%	.03%
Interest Expense	.01%	.01%	.01%
Other Expenses	.14%	.14%	.14%

Total Other Expenses	.18%	.18%	.18%

Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	.93%	1.63%	1.63%

Fee Waiver and/or Expense Reimbursement(c)	(.14)%	(.14)%	(.14)%

Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement(d)	.79%	1.49%	1.49%

(a)	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.

(b)	For Class C shares, the CDSC is 0% after the first year.

(c)	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2015 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days’ notice to the Portfolio prior to that date.

(d)	If interest expense were excluded, net expenses would be as follows:

Class A	Class B	Class C
0.78%	1.48%	1.48%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
After 1 Year	$378	$452	$252
After 3 Years	$574	$601	$501
After 5 Years	$786	$874	$874
After 10 Years	$1,396	$1,562	$1,922

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$152	$152
After 3 Years	$501	$501
After 5 Years	$874	$874
After 10 Years	$1,562	$1,922

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Arizona or municipal securities with interest that is otherwise exempt from Arizona state income tax.

The Portfolio may also invest in:

•	forward commitments;

•	zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

•	derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

•

Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio’s investments in Arizona municipal securities are vulnerable to events adversely affecting its economy. The leading sectors of Arizona’s economy are the real estate and rental industries, and tourism. Construction is also an important sector due to the rapid growth of Arizona’s population in recent years. These sectors are particularly vulnerable to times of impaired consumer and business spending. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolio may invest in the municipal securities of Puerto Rico and other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of municipal securities issued in Puerto Rico or placed them on a “negative watch”. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Portfolio could be adversely affected.

•

Tax Risk: There is no guarantee that all of the Portfolio’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

•

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio’s website at www.AllianceBernstein.com (click on “Individuals—U.S.” then “Products & Performance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 5.95%, 3rd quarter, 2009; and Worst Quarter was down -3.70%, 4th quarter, 2010.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2013)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-6.24%	4.99%	3.69%

	Return After Taxes on Distributions	-6.27%	4.95%	3.67%

	Return After Taxes on Distributions and Sale of Portfolio Shares	-2.08%	4.82%	3.78%
Class B	Return Before Taxes	-6.83%	4.89%	3.58%
Class C	Return Before Taxes	-4.97%	4.91%	3.29%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		-2.55%	5.89%	4.29%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER:

AllianceBernstein L.P. is the investment adviser for the Portfolio.

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Michael G. Brooks	Since 2002	Senior Vice President of the Adviser

Fred S. Cohen	Since 2002	Senior Vice President of the Adviser

Robert B. (Guy) Davidson III	Since 2002	Senior Vice President of the Adviser

Wayne D. Godlin	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995	Senior Vice President of the Adviser

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchase Minimums

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs (Class B Shares are not currently offered to new shareholders)	$2,500	$50
Automatic Investment Program	None	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500

You may sell (redeem) your shares each day the New York Stock Exchange (the “Exchange”) is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Portfolio may make capital gains distributions, which may be taxable as ordinary income or capital gains, and income dividends. The Portfolio anticipates that substantially all of its income dividends will be exempt from regular federal income tax and Arizona state and local personal income taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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